Summary of Significant Accounting Policies - Summary of Estimated Useful Live of Assets Expected Utility (Detail)	12 Months Ended
Dec. 31, 2025
Point of sale furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Bottom of range [member] | Industrial buildings - other real estate properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	20 years
Bottom of range [member] | Production plant and equipment production equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Bottom of range [member] | Production plant and equipment storage, packaging and handling equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Bottom of range [member] | Returnable packaging kegs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	2 years
Bottom of range [member] | Returnable packaging crates [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	2 years
Bottom of range [member] | Returnable packaging bottles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	2 years
Bottom of range [member] | Cars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Bottom of range [member] | Truck [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Bottom of range [member] | Information processing equipment (hardware) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Top of range [member] | Industrial buildings - other real estate properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	50 years
Top of range [member] | Production plant and equipment production equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	15 years
Top of range [member] | Production plant and equipment storage, packaging and handling equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	7 years
Top of range [member] | Returnable packaging kegs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Top of range [member] | Returnable packaging crates [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Top of range [member] | Returnable packaging bottles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Top of range [member] | Cars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Top of range [member] | Truck [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	15 years
Top of range [member] | Information processing equipment (hardware) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years